Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - shares	Mar. 31, 2023	Jan. 31, 2023
Giga Cloud Logistics Inc and Blitz Distribution GMBH [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	35,170